Commitments and Contingencies - Contractual Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies [Abstract]
2014	$ 0
2015	161,280
2016	139,340
2017	0
2018	0
2019 and thereafter	0
Total	$ 300,620